Goodwill and Other Intangible Assets (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($) Terminal	Dec. 31, 2014 USD ($)
Goodwill [Roll Forward]
Balance at the beginning of the year		$ 2,095.8
Effect of exchange rate changes		(3.0)
Balance at the end of the year	$ 2,095.8	2,092.8
Ammonia
Goodwill [Roll Forward]
Balance at the beginning of the year		579.5
Effect of exchange rate changes		(0.8)
Balance at the end of the year	579.5	578.7
Granular Urea
Goodwill [Roll Forward]
Balance at the beginning of the year		830.8
Effect of exchange rate changes		(1.2)
Balance at the end of the year	830.8	829.6
UAN
Goodwill [Roll Forward]
Balance at the beginning of the year		577.8
Effect of exchange rate changes		(0.8)
Balance at the end of the year	577.8	577.0
AN
Goodwill [Roll Forward]
Balance at the beginning of the year		69.0
Effect of exchange rate changes		(0.1)
Balance at the end of the year	69.0	68.9
Other
Goodwill [Roll Forward]
Balance at the beginning of the year		38.7
Effect of exchange rate changes		(0.1)
Balance at the end of the year	$ 38.7	38.6
Ammonia Terminals in Canada
Goodwill [Roll Forward]
Number of ammonia terminals acquired | Terminal	3
Aggregate purchase price	$ 72.5
Goodwill, acquired during period	32.2
Ammonia Terminals in Canada | Ammonia
Goodwill [Roll Forward]
Balance at the beginning of the year		8.9
Balance at the end of the year	8.9
Ammonia Terminals in Canada | UAN
Goodwill [Roll Forward]
Balance at the beginning of the year		8.9
Balance at the end of the year	8.9
Ammonia Terminals in Canada | AN
Goodwill [Roll Forward]
Balance at the beginning of the year		1.0
Balance at the end of the year	1.0
Ammonia Terminals in Canada | Other
Goodwill [Roll Forward]
Balance at the beginning of the year		0.6
Balance at the end of the year	0.6
Granular Urea | Granular Urea
Goodwill [Roll Forward]
Balance at the beginning of the year		$ 12.8
Balance at the end of the year	$ 12.8